Statement of Changes In Shareholders' Equity (Parenthetical)	1 Months Ended
Aug. 12, 2022 shares
Subsidiary, Sale of Stock [Line Items]
Ordinary share subject to forfeiture	225,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary share subject to forfeiture	225,000